Property and Equipment, Net	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, is comprised of the following:

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Furniture, office equipment, fixtures	3,946	5,151	769
Leasehold improvements	11,535	11,405	1,703
Motor vehicles	1,650	1,932	288
	17,131	18,488	2,760
Less: Accumulated depreciation	(7,113)	(9,332)	(1,393)
Property and equipment, net	10,018	9,156	1,367

Depreciation expense for the years ended June 30, 2020, 2021 and 2022 was RMB1,998, RMB3,165 and RMB5,603, respectively. RMB3,384 of leasehold improvements has been fully amortized and eliminated from ending balance as of June 30, 2022.

No impairment for property and equipment was recorded for the years ended June 30, 2020, 2021 and 2022.